                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21269

                 Wells Fargo Advantage Income Opportunities Fund
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: April 30, 2010

                     Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
CORPORATE BONDS & NOTES: 114.93%
CONSUMER DISCRETIONARY: 18.06%
AUTO COMPONENTS: 1.93%
$ 4,455,000   COOPER TIRE & RUBBER COMPANY                                         7.63%   03/15/2027   $   4,009,500
  1,137,000   GOODYEAR TIRE & RUBBER COMPANY                                       9.00    07/01/2015       1,188,165
  6,830,000   GOODYEAR TIRE & RUBBER COMPANY                                      10.50    05/15/2016       7,649,600
                                                                                                           12,847,265
                                                                                                        -------------
DIVERSIFIED CONSUMER SERVICES: 3.06%
  4,055,000   CARRIAGE SERVICES INCORPORATED                                       7.88    01/15/2015       4,024,588
  9,376,000   SERVICE CORPORATION INTERNATIONAL                                    7.50    04/01/2027       8,461,840
    880,000   SERVICE CORPORATION INTERNATIONAL                                    8.00    11/15/2021         917,400
  6,550,000   STONEMOR PARTNERS LP ++                                             10.25    12/01/2017       6,943,000
                                                                                                           20,346,828
                                                                                                        -------------
HOTELS, RESTAURANTS & LEISURE: 3.59%
  1,900,000   AMERISTAR CASINOS INCORPORATED                                       9.25    06/01/2014       2,028,250
  1,030,000   BOYD GAMING CORPORATION                                              7.75    12/15/2012       1,035,150
    975,000   HARRAHS ENTERTAINMENT CORPORATION                                   10.00    12/15/2018         820,219
  2,555,000   HARRAHS ENTERTAINMENT CORPORATION                                   11.25    06/01/2017       2,759,400
    940,000   HARRAHS ENTERTAINMENT CORPORATION++                                 12.75    04/15/2018         914,150
  1,685,000   INN OF THE MOUNTAIN GODS RESORT & CASINO####(i)                     12.00    11/15/2049         724,550
    920,000   MGM MIRAGE INCORPORATED                                              6.63    07/15/2015         770,500
  1,645,000   MGM MIRAGE INCORPORATED                                              8.50    09/15/2010       1,649,113
  4,335,000   MGM MIRAGE INCORPORATED++                                           11.38    03/01/2018       4,096,575
    125,000   NCL CORPORATION LIMITED                                             11.75    11/15/2016         138,906
  2,880,000   PINNACLE ENTERTAINMENT INCORPORATED                                  7.50    06/15/2015       2,793,600
    645,000   POKAGON GAMING AUTHORITY++                                          10.38    06/15/2014         671,606
  1,130,000   SCIENTIFIC GAMES CORPORATION++                                       9.25    06/15/2019       1,197,800
    385,000   SENECA GAMING CORPORATION                                            7.25    05/01/2012         379,225
  2,090,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                            9.38    06/15/2015       1,713,800
  2,075,000   SPEEDWAY MOTORSPORTS INCORPORATED                                    8.75    06/01/2016       2,202,094
                                                                                                           23,894,938
                                                                                                        -------------
HOUSEHOLD DURABLES: 0.05%
    125,000   LENNAR CORPORATION                                                  12.25    06/01/2017         143,438
    149,000   SEALY MATTRESS COMPANY++                                            10.88    04/15/2016         166,880
                                                                                                              310,318
                                                                                                        -------------
INTERNET & CATALOG RETAIL: 0.30%
    990,000   QVC INCORPORATED++                                                   7.50    10/01/2019       1,019,700
    925,000   TICKETMASTER ENTERTAINMENT INCORPORATED                             10.75    08/01/2016         980,500
                                                                                                            2,000,200
                                                                                                        -------------
MEDIA: 6.83%
  2,975,000   CABLEVISION SYSTEM CORP++                                            8.63    09/15/2017       3,194,406
 14,756,015   CCH II CAPITAL CORPORATION                                          13.50    11/30/2016      17,522,768
    940,000   CCO HOLDINGS LLC++                                                   8.13    04/30/2020         994,050
  2,290,000   CHARTER COMMUNICATIONS INCORPORATED (o)(o) ++                        8.00    04/30/2012       2,415,950
 11,640,000   CHARTER COMMUNICATIONS INCORPORATED (o)(o) ++                       10.88    09/15/2014      13,036,800
  2,260,000   DISH DBS CORPORATION                                                 7.88    09/01/2019       2,401,250
    775,000   LIN TELEVISION CORP                                                  8.38    04/15/2018         796,313
  2,575,000   SALEM COMMUNICATIONS                                                 9.63    12/15/2016       2,723,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
MEDIA (continued)
    250,000   SIRIUS XM RADIO INCORPORATED++                                       9.75%   09/01/2015         272,500
  1,070,000   SIRIUS XM RADIO INCORPORATED++                                      11.25    06/15/2013   $   1,163,625
    815,000   SIRIUS XM RADIO INCORPORATED++                                      13.00    08/01/2014         922,988
  3,619,000   YOUNG BROADCASTING INCORPORATED####                                  8.75    01/15/2014              36
  2,325,000   YOUNG BROADCASTING INCORPORATED####                                 10.00    03/01/2011              23
                                                                                                           45,443,772
                                                                                                        -------------
MULTILINE RETAIL: 0.20%
  1,270,000   SAKS INCORPORATED                                                    9.88    10/01/2011       1,346,200
                                                                                                        -------------
SPECIALTY RETAIL: 0.97%
  6,550,000   AMERICAN ACHIEVEMENT CORPORATION                                     8.25    04/01/2012       6,468,125
                                                                                                        -------------
TEXTILES, APPAREL & LUXURY GOODS: 1.13%
  3,850,000   OXFORD INDUSTIRAL INCORPORATED                                      11.38    07/15/2015       4,312,000
  3,235,000   VISANT CORPORATION                                                   7.63    10/01/2012       3,239,044
                                                                                                            7,551,044
                                                                                                        -------------
CONSUMER STAPLES: 1.81%
BEVERAGES: 0.04%
    250,000   COTT BEVERAGES INCORPORATED++                                        8.38    11/15/2017         258,750
                                                                                                        -------------
FOOD PRODUCTS: 1.77%
  3,075,000   DOLE FOOD COMPANY INCORPORATED++                                    13.88    03/15/2014       3,705,375
  3,035,000   SMITHFIELD FOODS INCORPORATED                                        7.00    08/01/2011       3,088,113
  4,465,000   SMITHFIELD FOODS INCORPORATED++                                     10.00    07/15/2014       4,989,638
                                                                                                           11,783,126
                                                                                                        -------------
ENERGY: 14.86%
ENERGY EQUIPMENT & SERVICES: 4.69%
  2,210,000   BRISTOW GROUP INCORPORATED                                           7.50    09/15/2017       2,198,950
  4,850,000   FORBES ENERGY SERVICES LIMITED                                      11.00    02/15/2015       4,352,875
  3,395,000   GULFMARK OFFSHORE INCORPORATED                                       7.75    07/15/2014       3,361,050
  4,110,000   HERCULES OFFSHORE LLC++                                             10.50    10/15/2017       3,678,450
  5,325,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B                     6.13    12/01/2014       4,779,188
  4,695,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B                     8.00    09/01/2017       4,395,694
    205,000   OFFSHORE LOGISTICS INCORPORATED                                      6.13    06/15/2013         205,513
    860,000   PARKER DRILLING COMPANY++                                            9.13    04/01/2018         855,700
  7,495,000   PHI INCORPORATED                                                     7.13    04/15/2013       7,157,725
    210,000   PRIDE INTERNATIONAL INCORPORATED                                     8.50    06/15/2019         234,675
                                                                                                           31,219,820
                                                                                                        -------------
OIL, GAS & CONSUMABLE FUELS: 10.17%
  1,185,000   ALON REFINING KROTZ SPRINGS INCORPORATED                            13.50    10/15/2014       1,164,263
  1,280,000   ATLAS ENERGY RESOURCES LLC                                          12.13    08/01/2017       1,478,400
  5,085,000   CHESAPEAKE ENERGY CORPORATION                                        9.50    02/15/2015       5,707,913
  2,665,000   CONSOL ENERGY INCORPORATED++                                         8.25    04/01/2020       2,864,875
    955,000   EL PASO CORPORATION                                                 12.00    12/12/2013       1,141,225
  1,820,000   EL PASO CORPORATION                                                  7.42    02/15/2037       1,662,421
  1,115,000   FOREST OIL CORPORATION                                               8.50    02/15/2014       1,195,838
  1,870,000   FOREST OIL CORPORATION                                               7.25    06/15/2019       1,893,375
  4,265,000   HOLLY CORPORATION++                                                  9.88    06/15/2017       4,440,931
  1,770,000   MURRAY ENERGY CORPORATION++                                         10.25    10/15/2015       1,831,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
  1,185,000   NEWFIELD EXPLORATION COMPANY                                         6.88%   02/01/2020   $   1,232,400
  8,705,000   PEABODY ENERGY CORPORATION                                           7.88    11/01/2026       9,151,131
    215,000   PENN VIRGINIA CORPORATION                                           10.38    06/15/2016         236,500
  1,065,000   PETROHAWK ENERGY CORPORATION                                        10.50    08/01/2014       1,187,475
  2,045,000   PETROHAWK ENERGY CORPORATION                                         7.88    06/01/2015       2,116,575
  3,170,000   PIONEER NATURAL RESOURCE COMPANY                                     7.50    01/15/2020       3,412,568
  6,380,000   PLAINS EXPLORATION & PRODUCTION COMPANY                              8.63    10/15/2019       6,778,750
  4,940,000   SABINE PASS LNG LP                                                   7.25    11/30/2013       4,606,550
  5,870,000   SANDRIDGE ENERGY INCORPORATED++                                      8.75    01/15/2020       5,987,400
  1,250,000   SOUTHWESTERN ENERGY COMPANY                                          7.50    02/01/2018       1,400,000
  1,450,000   STALLION OILFIELD HOLDINGS INCORPORATED++                           10.50    02/15/2015       1,428,250
    950,000   STONE ENERGY CORPORATION                                             8.63    02/01/2017         901,313
  2,235,000   TESORO CORPORATION                                                   7.50    07/17/2012       2,141,421
  1,390,000   TESORO CORPORATION                                                   6.50    06/01/2017       1,341,350
  2,185,000   TESORO CORPORATION                                                   9.75    06/01/2019       2,370,725
                                                                                                           67,673,599
                                                                                                        -------------
FINANCIALS: 25.16%
CAPITAL MARKETS: 2.11%
  1,845,000   E*TRADE FINANCIAL CORPORATION                                        7.38    09/15/2013       1,768,894
  9,741,000   E*TRADE FINANCIAL CORPORATION &                                     12.50    11/30/2017      10,958,625
  1,320,000   PENSON WORLDWIDE INCORPORATED                                       12.50    05/15/2017       1,306,800
                                                                                                           14,034,319
                                                                                                        -------------
COMMERCIAL BANKS: 3.65%
  4,375,000   CAPITALSOURCE INCORPORATED++                                        12.75    07/15/2014       5,058,594
 17,134,313   CIT GROUP INCORPORATED                                               7.00    05/01/2013      16,962,970
  2,350,000   CIT GROUP INCORPORATED                                               7.00    05/01/2014       2,285,375
                                                                                                           24,306,939
                                                                                                        -------------
CONSUMER FINANCE: 13.07%
  1,900,000   AMERICAN GENERAL FINANCE CORPORATION                                 6.90    12/15/2017       1,619,750
  2,280,000   CLEARWIRE COMMUNICATIONS FINANCE CORPORATION++                      12.00    12/01/2015       2,388,300
  3,140,000   CLEARWIRE COMMUNICATIONS FINANCE CORPORATION++                      12.00    12/01/2015       3,281,300
  3,865,000   FORD MOTOR CREDIT COMPANY                                            9.88    08/10/2011       4,077,312
    130,000   GMAC LLC                                                             6.88    09/15/2011         132,600
  2,344,000   GMAC LLC                                                             6.75    12/01/2014       2,332,280
  1,990,000   GMAC LLC                                                             8.00    11/01/2031       1,942,738
  1,495,000   GMAC LLC                                                             8.00    11/01/2031       1,454,617
  2,862,000   GMAC LLC                                                             6.88    08/28/2012       2,926,395
  6,855,000   GMAC LLC                                                             7.50    12/31/2013       7,086,356
  5,119,000   GMAC LLC                                                             8.00    12/31/2018       4,946,234
  2,970,000   GMAC LLC++                                                           8.00    03/15/2020       3,062,813
  3,026,161   HOMER CITY FUNDING LLC                                               8.73    10/01/2026       2,753,807
  2,875,000   INTERNATIONAL LEASE FINANCE CORPORATION                              4.75    01/13/2012       2,774,375
  4,170,000   INTERNATIONAL LEASE FINANCE CORPORATION                              5.30    05/01/2012       4,044,900
    865,000   INTERNATIONAL LEASE FINANCE CORPORATION                              6.38    03/25/2013         839,050
  1,700,000   INTERNATIONAL LEASE FINANCE CORPORATION++                            8.63    09/15/2015       1,729,750
  2,050,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.75    06/15/2011       2,029,500
  8,465,000   JBS USA FINANCE INCORPORATED                                        11.63    05/01/2014       9,755,913
  1,700,000   LBI ESCROW CORPORATION++                                             8.00    11/01/2017       1,787,080
  4,555,000   LEVEL 3 FINANCING INCORPORATED++                                    10.00    02/01/2018       4,150,744
    105,000   NIELSEN FINANCE LLC SENIOR DISCOUNT NOTE #                           0.00    08/01/2016         102,375
  1,290,000   PINNACLE FOODS LLC CORPORATION++                                     9.25    04/01/2015       1,333,538
 10,900,000   SPRINT CAPITAL CORPORATION                                           6.88    11/15/2028       9,483,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
CONSUMER FINANCE (continued)
  4,725,000   SPRINT CAPITAL CORPORATION                                           6.90%   05/01/2019   $   4,506,469
  6,133,000   SPRINT CAPITAL CORPORATION                                           8.38    03/15/2012       6,500,980
                                                                                                           87,042,176
                                                                                                        -------------
DIVERSIFIED FINANCIAL SERVICES: 3.04%
    385,000   AAC GROUP HOLDING CORPORATION                                       10.25    10/01/2012         381,150
  8,820,000   ALLY FINANCIAL INCORPORATED                                          8.30    02/12/2015       9,283,050
  7,815,000   LEUCADIA NATIONAL CORPORATION                                        8.13    09/15/2015       8,127,600
  2,450,000   SHIP FINANCE INTERNATIONAL LIMITED                                   8.50    12/15/2013       2,431,625
                                                                                                           20,223,425
                                                                                                        -------------
REAL ESTATE INVESTMENT TRUSTS: 2.68%
 11,580,000   DUPONT FABROS TECHNOLOGY INCORPORATED++                              8.50    12/15/2017      12,318,225
    490,000   HOST MARRIOTT CORPORATION++                                          9.00    05/15/2017         537,775
  3,260,000   OMEGA HEALTHCARE INVESTORS INCORPORATED                              7.00    04/01/2014       3,304,825
  1,560,000   VENTAS INCORPORATED                                                  9.00    05/01/2012       1,653,432
                                                                                                           17,814,257
                                                                                                        -------------
THRIFTS & MORTGAGE FINANCE: 0.61%
  4,020,000   PROVIDENT FUNDING ASSOCIATES, LP++                                  10.25    04/15/2017       4,100,400
                                                                                                        -------------
HEALTH CARE: 3.95%
BIOTECHNOLOGY: 0.18%
  1,125,000   TALECRIS BIOTHERAPEUTICS HOLDINGS COMPANY++                          7.75    11/15/2016       1,209,375
                                                                                                        -------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.47%
  1,215,000   BIOMET INCORPORATED &                                               10.38    10/15/2017       1,345,613
  1,585,000   BIOMET INCORPORATED                                                 11.63    10/15/2017       1,777,181
                                                                                                            3,122,794
                                                                                                        -------------
HEALTH CARE PROVIDERS & SERVICES: 2.89%
  2,440,000   APRIA HEALTHCARE GROUP++                                            11.25    11/01/2014       2,610,800
  6,745,000   HCA INCORPORATED                                                     9.25    11/15/2016       7,284,600
  3,732,000   HCA INCORPORATED &                                                   9.63    11/15/2016       4,030,560
  1,830,000   HCA INCORPORATED                                                     7.88    02/01/2011       1,852,875
    250,000   HCA INCORPORATED++                                                   8.50    04/15/2019         276,250
  1,750,000   OMNICARE INCORPORATED                                                6.88    12/15/2015       1,820,000
  1,295,000   PROSPECT MEDICAL HOLDING                                            12.75    07/15/2014       1,385,650
                                                                                                           19,260,735
                                                                                                        -------------
LIFE SCIENCES TOOLS & SERVICES: 0.30%
  1,855,000   BIO-RAD LABORATORIES INCORPORATED                                    8.00    09/15/2016       1,984,850
                                                                                                        -------------
PHARMACEUTICALS: 0.11%
    650,000   MYLAN INCORPORATED                                                   7.63    07/15/2017         690,625
                                                                                                        -------------
INDUSTRIALS: 10.57%
AEROSPACE & DEFENSE: 3.95%
  4,470,000   ALLIANT TECHSYSTEMS INCORPORATED                                     6.75    04/01/2016       4,458,825
    800,000   DIGITALGLOBE INCORPORATED++                                         10.50    05/01/2014         873,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
AEROSPACE & DEFENSE (continued)
  1,030,000   GENCORP INCORPORATED                                                 9.50%   08/15/2013   $   1,045,450
  1,140,000   GEOEYE INCORPORATED++                                                9.63    10/01/2015       1,197,000
  3,265,000   HEXCEL CORPORATION                                                   6.75    02/01/2015       3,232,350
  2,570,000   KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED                    10.00    06/01/2017       2,663,163
  5,506,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                             6.38    10/15/2015       5,643,650
  5,585,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                             5.88    01/15/2015       5,696,700
  1,445,000   WYLE SERVICES CORPORATION++                                         10.50    04/01/2018       1,473,900
                                                                                                           26,284,038
                                                                                                        -------------
AIRLINES: 0.03%
    175,000   DELTA AIR LINES INCORPORATED++                                      12.25    03/15/2015         191,844
                                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES: 2.69%
  4,385,000   CASELLA WASTE SYSTEMS INCORPORATED++                                11.00    07/15/2014       4,785,131
  1,840,000   CORRECTIONS CORPORATION OF AMERICA                                   6.25    03/15/2013       1,867,600
  1,410,000   CORRECTIONS CORPORATION OF AMERICA                                   7.75    06/01/2017       1,505,175
  2,205,000   GEO GROUP INCORPORATED++                                             7.75    10/15/2017       2,276,663
    550,000   INTERFACE INCORPORATED                                              11.38    11/01/2013         621,500
  3,520,000   IRON MOUNTAIN INCORPORATED                                           8.38    08/15/2021       3,740,000
  3,050,000   SGS INTERNATIONAL INCORPORATED                                      12.00    12/15/2013       3,126,250
                                                                                                           17,922,319
                                                                                                        -------------
INDUSTRIAL CONGLOMERATES: 0.62%
  3,985,000   OTTER TAIL CORPORATION                                               9.00    12/15/2016       4,154,363
                                                                                                        -------------
MACHINERY: 1.03%
  1,440,000   CLEAVER-BROOKS INCORPORATED++                                       12.25    05/01/2016       1,422,000
  4,589,823   COMMERCIAL VEHICLE GROUP INCORPORATED&++                            13.00    02/15/2013       4,624,247
    940,000   COMMERCIAL VEHICLE GROUP INCORPORATED                                8.00    07/01/2013         796,650
                                                                                                            6,842,897
                                                                                                        -------------
PROFESSIONAL SERVICES: 0.04%
    230,000   AFFINIA GROUP INCORPORATED++                                        10.75    08/15/2016         256,450
                                                                                                        -------------
ROAD & RAIL: 2.03%
    860,000   AMSTED INDUSTRIES INCORPORATED++                                     8.13    03/15/2018         881,500
  1,184,000   KANSAS CITY SOUTHERN                                                13.00    12/15/2013       1,428,200
  8,285,000   KANSAS CITY SOUTHERN                                                 8.00    06/01/2015       8,833,881
  1,600,000   RAILAMERICA INCORPORATED                                             9.25    07/01/2017       1,732,000
    205,000   SWIFT TRANSPORTATION COMPANY INCORPORATED++                          8.19    05/15/2015         190,650
    490,000   SWIFT TRANSPORTATION COMPANY INCORPORATED++                         12.50    05/15/2017         482,650
                                                                                                           13,548,881
                                                                                                        -------------
TRANSPORTATION INFRASTRUCTURE: 0.18%
  1,190,000   UNITED MARITIME GROUP++                                             11.75    06/15/2015       1,181,075
                                                                                                        -------------
INFORMATION TECHNOLOGY: 9.79%
COMMUNICATIONS EQUIPMENT: 1.99%
    585,000   ECHOSTAR DBS CORPORATION                                             7.13    02/01/2016         601,088
  3,100,000   LUCENT TECHNOLOGIES INCORPORATED                                     6.45    03/15/2029       2,092,500
 11,732,499   LUCENT TECHNOLOGIES INCORPORATED                                     1.00    03/08/2015       7,675,988

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
COMMUNICATIONS EQUIPMENT (continued)
  3,225,000   LUCENT TECHNOLOGIES INCORPORATED SERIES B                            2.88%   06/15/2025   $   2,858,156
                                                                                                           13,227,732
                                                                                                        -------------
COMPUTERS & PERIPHERALS: 0.06%
    470,000   STRATUS TECHNOLOGIES INCORPORATED                                   12.00    03/29/2015         410,075
                                                                                                        -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.45%
  5,620,000   DA-LITE SCREEN COMPANY INCORPORATED++                               12.50    04/01/2015       5,648,100
  2,820,000   INTCOMEX INCORPORATED++                                             13.25    12/15/2014       2,996,250
 13,532,000   JABIL CIRCUIT INCORPORATED                                           8.25    03/15/2018      14,749,880
  3,380,000   KEMET CORPORATION++                                                 10.50    05/01/2018       3,447,600
  2,530,000   VIASYSTEM GROUP INCORPORATED++                                      12.00    01/15/2015       2,754,538
                                                                                                           29,596,368
                                                                                                        -------------
INTERNET SOFTWARE & SERVICES: 0.91%
  2,125,000   EQUINIX INCORPORATED                                                 8.13    03/01/2018       2,215,313
  3,395,000   TERREMARK WORLDWIDE INCORPORATED++                                  12.00    06/15/2017       3,870,300
                                                                                                            6,085,613
                                                                                                        -------------
IT SERVICES: 2.07%
  2,345,000   FIRST DATA CORPORATION                                               9.88    09/24/2015       1,887,725
  6,475,080   FIRST DATA CORPORATION&                                             10.55    09/24/2015       4,969,624
  2,835,000   IPAYMENT INCORPORATED                                                9.75    05/15/2014       2,597,569
  1,600,000   UNISYS CORPORATION++                                                12.75    10/15/2014       1,824,000
  1,155,000   UNISYS CORPORATION++                                                14.25    09/15/2015       1,351,350
  1,065,000   UNISYS CORPORATION                                                  12.50    01/15/2016       1,163,513
                                                                                                           13,793,781
                                                                                                        -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.31%
  2,025,000   ADVANCED MICRO DEVICES INCORPORATED                                  5.75    08/15/2012       2,035,125
                                                                                                        -------------
MATERIALS: 6.64%
CHEMICALS: 1.22%
  2,855,000   HUNTSMAN INTERNATIONAL LLC++                                         5.50    06/30/2016       2,626,600
  4,807,125   LYONDELL CHEMICAL COMPANY                                           11.00    05/01/2018       5,173,668
    300,000   NOVA CHEMICALS CORPORATION++                                         8.38    11/01/2016         307,125
                                                                                                            8,107,393
                                                                                                        -------------
CONSTRUCTION MATERIALS: 2.18%
  1,480,000   CPG INTERNATIONAL INCORPORATED+/-                                    7.50    07/01/2012       1,435,600
  3,415,000   CPG INTERNATIONAL INCORPORATED                                      10.50    07/01/2013       3,449,150
  3,025,000   CPG INTERNATIONAL INCORPORATED                                      10.63    09/01/2014       3,267,000
  3,725,000   HEADWATERS INCORPORATION                                            11.38    11/01/2014       3,780,875
  2,565,000   TEXAS INDUSTRIES INCORPORATED                                        7.25    07/15/2013       2,609,888
                                                                                                           14,542,513
                                                                                                        -------------
CONTAINERS & PACKAGING: 0.94%
  5,780,000   EXOPACK HOLDING CORPORPATION                                        11.25    02/01/2014       5,873,925
    350,000   GRAHAM PACKAGING COMPANY INCORPORATED++                              8.25    01/01/2017         350,000
                                                                                                            6,223,925
                                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
METALS & MINING: 1.42%
  2,055,000   CALIFORNIA STEEL INDUSTRIES INCORPORATED                             6.13%   03/15/2014   $   1,983,075
  1,185,000   EDGEN MURRAY CORPORATION++                                          12.25    01/15/2015         992,438
  5,725,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                          8.38    04/01/2017       6,397,688
  5,985,000   INDALEX HOLDINGS CORPORATION####                                    11.50    02/01/2014          70,473
                                                                                                            9,443,674
                                                                                                        -------------
PAPER & FOREST PRODUCTS: 0.88%
  1,175,000   CLEARWATER PAPER CORPORATION++                                      10.63    06/15/2016       1,298,375
  2,430,000   GEORGIA-PACIFIC CORPORATION                                          8.88    05/15/2031       2,721,600
  1,775,000   GEORGIA-PACIFIC CORPORATION++                                        7.00    01/15/2015       1,843,804
                                                                                                            5,863,779
                                                                                                        -------------
TELECOMMUNICATION SERVICES: 13.39%
DIVERSIFIED TELECOMMUNICATION SERVICES: 9.10%
  3,660,000   CINCINNATI BELL INCORPORATED                                         8.25    10/15/2017       3,623,400
  9,580,000   CITIZENS COMMUNICATIONS COMPANY                                      7.88    01/15/2027       9,268,650
  5,280,000   FRONTIER COMMUNICATIONS                                              8.13    10/01/2018       5,596,800
    345,000   GLOBAL CROSSING LIMITED++                                           12.00    09/15/2015         382,950
  4,455,000   NEW COMMUNICATIONS HOLDINGS++                                        8.25    04/15/2017       4,755,713
  4,400,000   NEW COMMUNICATIONS HOLDINGS++                                        8.50    04/15/2020       4,697,000
  6,770,000   NEW COMMUNICATIONS HOLDINGS++                                        8.75    04/15/2022       7,260,825
  3,260,000   QWEST CORPORATION                                                    7.50    06/15/2023       3,268,150
  7,340,000   QWEST CORPORATION                                                    8.88    03/15/2012       7,936,375
    440,000   QWEST CORPORATION                                                    7.63    08/03/2021         432,300
    576,000   QWEST CORPORATION                                                    6.88    07/15/2028         512,640
    485,000   SBA TELECOMMUNICATIONS INCORPORATED++                                8.25    08/15/2019         531,075
  1,090,000   SBA TELECOMMUNICATIONS INCORPORATED++                                8.00    08/15/2016       1,171,750
  2,755,000   U.S. WEST COMMUNICATIONS INCORPORATED                                7.25    09/15/2025       2,748,113
  2,015,000   U.S. WEST COMMUNICATIONS INCORPORATED                                7.13    11/15/2043       1,873,950
  1,055,000   WEST CORPORATION                                                     9.50    10/15/2014       1,078,738
  5,380,000   WINDSTREAM CORPORATION                                               7.88    11/01/2017       5,474,150
                                                                                                           60,612,579
                                                                                                        -------------
WIRELESS TELECOMMUNICATION SERVICES: 4.29%
  1,785,000   CRICKET COMMUNICATIONS INCORPORATED                                  9.38    11/01/2014       1,845,244
    805,000   CRICKET COMMUNICATIONS INCORPORATED                                  7.75    05/15/2016         833,175
    165,000   CROWN CASTLE INTERNATIONAL CORPORATION                               7.13    11/01/2019         171,188
  4,155,000   INTELSAT LIMITED                                                     8.50    01/15/2013       4,217,325
    465,000   INTELSAT LIMITED                                                    11.25    06/15/2016         502,200
  2,607,559   IPCS INCORPORATED&+/-                                                3.59    05/01/2014       2,438,068
  3,330,000   METROPCS WIRELESS INCORPORATED                                       9.25    11/01/2014       3,479,850
  7,935,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                          7.38    08/01/2015       7,855,650
  7,465,000   NEXTEL COMMUNICATIONS SERIES F                                       5.95    03/15/2014       7,185,063
                                                                                                           28,527,763
                                                                                                        -------------
UTILITIES: 10.70%
ELECTRIC UTILITIES: 5.90%
 14,996,000   AQUILA INCORPORATED (o)(o)                                          11.88    07/01/2012      17,247,469
    140,000   EDISON MISSION ENERGY                                                7.00    05/15/2017          95,200
  2,935,000   EDISON MISSON ENERGY                                                 7.20    05/15/2019       1,981,125
  8,201,002   ENERGY FUTURE HOLDINGS CORPORPATION&+/-                             11.25    11/01/2017       5,330,651
$   250,000   MIRANT AMERICAS GENERATION LLC                                       8.50    10/01/2021         237,500
  7,560,525   MIRANT MID-ATLANTIC LLC SERIES C                                    10.06    12/30/2028       8,193,719
  5,280,000   MIRANT NORTH AMERICA LLC                                             7.38    12/31/2013       5,431,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
ELECTRIC UTILITIES (continued)
    715,000   PUBLIC SERVICE COMPANY OF NEW MEXICO                                 7.95%   05/15/2018   $     759,193
                                                                                                           39,276,657
                                                                                                        -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 4.78%
  2,045,000   AES CORPORATION                                                      8.88    02/15/2011       2,096,125
  4,500,000   CALPINE CORPORATION                                                  7.25    10/15/2017       4,488,750
  4,850,000   DYNEGY HOLDING INCORPORATED                                          7.63    10/15/2026       3,055,500
  2,135,000   DYNEGY HOLDINGS INCORPORATED                                         6.88    04/01/2011       2,156,350
  1,140,000   NRG ENERGY INCORPORATED                                              7.25    02/01/2014       1,168,500
  1,750,000   NRG ENERGY INCORPORATED                                              7.38    01/15/2017       1,771,875
  3,675,000   NRG ENERGY INCORPORATED                                              8.50    06/15/2019       3,858,750
  2,617,955   RELIANT ENERGY INCORPORATED                                          9.24    07/02/2017       2,722,673
    780,000   RELIANT ENERGY INCORPORATED                                          9.68    07/02/2026         813,150
  1,020,000   RRI ENERGY INCORPORATED                                              7.63    06/15/2014       1,025,100
  8,390,000   RRI ENERGY INCORPORATED                                              6.75    12/15/2014       8,599,750
     75,000   RRI ENERGY INCORPORATED                                              7.88    06/15/2017          71,063
                                                                                                           31,827,586
                                                                                                        -------------
MULTI-UTILITIES: 0.02%
    135,000   CMS ENERGY CORPORATION                                               8.75    06/15/2019         154,158
                                                                                                        -------------
TOTAL CORPORATE BONDS & NOTES (COST $739,217,476)                                                         765,044,468
                                                                                                        -------------
YANKEE OBLIGATIONS: 4.58%
CONSUMER DISCRETIONARY: 0.02%
DIVERSIFIED CONSUMER SERVICES: 0.02%
    155,000   DESARROLLADORA HOMEX SAB DE CV++                                     9.50    12/11/2019         168,361
                                                                                                        -------------
ENERGY: 1.61%
OIL, GAS & CONSUMABLE FUELS: 1.61%
  1,610,000   CONNACHER OIL & GAS LIMITED++                                       10.25    12/15/2015       1,630,125
    360,000   CONNACHER OIL & GAS LIMITED++                                       11.75    07/15/2014         396,900
  1,000,000   GRIFFIN COAL MINING COMPANY LIMITED++####                            9.50    12/01/2016         600,000
  7,306,000   GRIFFIN COAL MINING COMPANY LIMITED####                              9.50    12/31/2049       4,383,600
  1,115,000   OPTI CANADA INCORPORATED                                             7.88    12/15/2014         964,475
  1,065,000   OPTI CANADA INCORPORATED                                             8.25    12/15/2014         925,219
    915,000   P2021 RIG COMPANY++                                                 13.50    12/15/2013         947,025
    905,000   RDS ULTRA-DEEPWATER LIMITED++                                       11.88    03/15/2017         886,900
                                                                                                           10,734,244
                                                                                                        -------------
FINANCIALS: 0.71%
CONSUMER FINANCE: 0.35%
  2,205,000   WIND ACQUISITION FINANCE SA++                                       11.75    07/15/2017       2,342,813
                                                                                                        -------------
DIVERSIFIED FINANCIAL SERVICES: 0.36%
  2,074,500   FMG FINANCE PROPERTY LIMITED++                                      10.63    09/01/2016       2,364,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   -------------
DIVERSIFIED FINANCIAL SERVICES(continued)
  1,540,000   PREFERRED TERM SECURITIES XII LIMITED+/-#### (I)                     0.00%   12/24/2033   $         462
                                                                                                            2,365,392
                                                                                                        -------------
INDUSTRIALS: 1.14%
ROAD & RAIL: 1.14%
  6,389,000   KANSAS CITY SOUTHERN DE MEXICO                                       7.38    06/01/2014       6,596,643
    500,000   KANSAS CITY SOUTHERN DE MEXICO++                                     8.00    02/01/2018         530,000
    373,000   KANSAS CITY SOUTHERN DE MEXICO                                      12.50    04/01/2016         448,533
                                                                                                            7,575,176
                                                                                                        -------------
MATERIALS: 0.83%
CHEMICALS: 0.06%
    375,000   NOVA CHEMICALS CORPORATION++                                         8.63    11/01/2019         389,063
                                                                                                        -------------
METALS & MINING: 0.18%
    630,000   NOVELIS INCORPORATED                                                 7.25    02/15/2015         644,175
    500,000   VEDANTA RESOURCES PLC                                                9.50    07/18/2018         550,950
                                                                                                            1,195,125
                                                                                                        -------------
PAPER & FOREST PRODUCTS: 0.59%
    715,000   PE PAPER ESCROW GMBH++                                              12.00    08/01/2014         804,375
  1,265,000   SAPPI LIMITED++                                                      6.75    06/15/2012       1,263,419
  2,355,000   SAPPI LIMITED++                                                      7.50    06/15/2032       1,895,775
                                                                                                            3,963,569
                                                                                                        -------------
TELECOMMUNICATION SERVICES: 0.27%
WIRELESS TELECOMMUNICATION SERVICES: 0.27%
    870,000   DIGICEL GROUP LIMITED++                                             12.00    04/01/2014         987,450
    690,000   TELESAT CANADA INCORPORATED                                         11.00    11/01/2015         790,050
                                                                                                            1,777,500
                                                                                                        -------------
TOTAL YANKEE OBLIGATIONS (COST $28,436,215)                                                                30,511,243
                                                                                                        -------------

SHARES
-----------
COMMON STOCKS: 0.28%
MATERIALS: 0.28%
CHEMICALS: 0.28%
     54,080   LYONDELLBASELL CLASS A+                                                                         973,440
     49,566   LYONDELLBASELL CLASS B+                                                                         892,188
TOTAL COMMON STOCKS (COST $1,783,897)                                                                       1,865,628
                                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST
PRINCIPAL                                                                         RATE      MATURITY        VALUE
-----------                                                                     --------   ----------   -------------
CONVERTIBLE DEBENTURE: 0.19%
INFORMATION TECHNOLOGY: 0.19%
$ 1,290,000   NXP FUNDING LLC                                                      9.50%   10/15/2015   $   1,264,200
TOTAL CONVERTIBLE DEBENTURE (COST $1,180,220)                                                               1,264,200
                                                                                                        -------------

SHARES                                                                            YIELD
-----------                                                                     --------
PREFERRED STOCKS: 0.22%
FINANCIALS: 0.22%
CONSUMER FINANCE: 0.22%
      1,800   ALLY FINANCIAL INCORPORATED                                          8.30                     1,478,194
                                                                                                        -------------
TOTAL PREFERRED STOCKS (COST $1,435,638)                                                                    1,478,194
                                                                                                        -------------
CLOSED END MUTUAL FUNDS: 0.69%
    233,732   DREYFUS HIGH YIELD STRATEGIES FUND INCORPORATED                                               1,014,397
     99,227   EATON VANCE LIMITED DURATION INCOME TRUST                                                     1,601,524
     30,704   LMP CORPORATE LOAN FUND INCORPORATED                                                            345,420
    170,560   NEW AMERICA HIGH INCOME FUND INCORPORATED                                                     1,662,960
TOTAL CLOSED END MUTUAL FUNDS (COST $2,481,655)                                                             4,624,301
                                                                                                        -------------

                                                                                INTEREST
PRINCIPAL                                                                         RATE
-----------                                                                     --------
TERM LOANS: 7.40%
CONSUMER DISCRETIONARY: 2.97%
$ 1,875,000   CAPITAL AUTOMOTIVE##                                                   NA    12/14/2012       1,749,994
  8,625,000   METALDYNE CORPORATION+/-                                            13.00    04/09/2014       8,754,375
    955,445   TOWER AUTOMOTIVE HOLDINGS##                                            NA    07/31/2013         759,579
  2,375,000   SUGARHOUSE HSP GAMING PROPERTIES LP+/-                              11.25    09/11/2014       2,281,971
                                                                                                        -------------
  5,920,000   NEWSDAY LLC+/-                                                      10.50    07/15/2013       6,201,200
                                                                                                        -------------
                                                                                                           19,747,119
                                                                                                        -------------
CONSUMER STAPLES: 0.81%
  5,743,407   MERISANT COMPANY+/-                                                  7.75    01/08/2014       5,370,085
                                                                                                        -------------
ENERGY: 1.28%
  8,606,069   SEMGROUP ENERGY PARTNERS+/-                                          9.50    07/20/2012       8,484,121
                                                                                                        -------------
FINANCIALS: 1.20%
  2,621,825   BLACKSTONE UTP CAPITAL LLC+/-                                        7.75    10/29/2014       2,628,380
  2,413,916   REALOGY CORPORATION+/-                                               3.35    09/01/2014       2,108,555
    649,900   REALOGY CORPORATION+/-                                               3.38    09/01/2014         567,688
                                                                                                            5,304,623
                                                                                                        -------------
INDUSTRIALS: 1.13%
  6,622,200   SWIFT TRANSPORTATION COMPANY INCORPORATED+/-                         8.25    06/05/2014       6,429,031
  1,152,250   NEFF CORPORPORATION+/-                                               4.04    05/31/2013       1,113,846
                                                                                                        -------------
                                                                                                            7,542,877
                                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNTIES FUND (FORMERLY, EVERGREEN INCOME ADVANTAGE FUND)

                                                                                INTEREST
PRINCIPAL                                                                         RATE      MATURITY        VALUE
-----------                                                                     --------   ----------   -------------
TELECOMMUNICATION SERVICES: 0.19%
  1,275,000   FAIRPOINT COMMUNICATIONS INCORPORATED##                              NA      04/01/2017   $   1,287,750
                                                                                                        -------------
UTILITIES: 0.22%
  1,925,000   TXU ENERGY COMPANY LLC##                                             NA      10/10/2014       1,490,585
                                                                                                        -------------
TOTAL TERM LOANS (COST $47,454,804)                                                                        49,227,160

SHARES                                                                            YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 5.71%
INVESTMENT COMPANIES:  5.71%
 37,995,752   WELLS FARGO ADVANTAGE MONEY MARKET TRUST**(l)(u)                     0.31%                   37,995,752
                                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $37,995,752)                                                            37,995,752
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $859,985,657)*                                                   134.00%                            892,010,946
OTHER ASSETS AND LIABILITIES, NET                                      (34.00)                           (226,329,261)
                                                                       ------                           -------------
TOTAL NET ASSETS                                                       100.00%                          $ 665,681,685
                                                                       ------                           -------------

# SECURITY INITIALLY ISSUED IN ZERO COUPON FORM WHICH CONVERTS TO COUPON FORM AT A SPECIFIED RATE AND DATE. AN EFFECTIVE INTERESTRATE IS APPLIED TO RECOGNIZE INTEREST INCOME DAILY FOR THE BOND. THIS RATE IS BASED ON TOTAL EXPECTED INTEREST TO BE EARNED OVER THE LIFE OF THE BOND WHICH CONSISTS OF THE AGGREGATE COUPON-INTEREST PAYMENTS AND DISCOUNT AT ACQUISITION. THE RATE SHOWN IS THE STATED RATE AT THE CURRENT PERIOD END.

** ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNFUNDED LOANS.

##     ALL OR A PORTION OF THE POSITION REPRESENTS AN UNFUNDED LOAN COMMITMENT.

(o)(o) THE RATE SHOWN IS THE STATED RATE AT THE CURRENT PERIOD END.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(l)    INVESTMENT IN AN AFFILIATE.

+      NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-    VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS. THE FUND HAS STOPPED ACCRUING INTEREST ON THIS SECURITY.

(i)    ILLIQUID SECURITY.

(u)    RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $865,344,350 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 46,970,987
GROSS UNREALIZED DEPRECIATION    (20,304,391)
                                ------------
NET UNREALIZED APPRECIATION     $ 26,666,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIOS OF INVESTMENTS (unaudited)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures..

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

Each Fund may invest in term loans. A Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                      SIGNIFICANT       SIGNIFICANT
                                                         OTHER         UNOBSERVABLE
                                   QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES            (LEVEL 1)         (LEVEL 2)         (LEVEL 3)        TOTAL
--------------------------         -------------   -----------------   ------------   ------------
EQUITY SECURITIES
   COMMON STOCKS                    $ 1,865,628       $          0      $         0   $  1,865,628
   PREFERRED STOCKS                           0          1,478,194                0      1,478,194
   CLOSED END-MUTUAL FUND SHARES      4,624,301                  0                0      4,624,301
CORPORATE BOND AND NOTES                      0        765,044,468                0    765,044,468
CONVERTIBLE DEBENTURES                        0          1,264,200                0      1,264,200
LOANS                                         0         34,802,855       14,424,305     49,227,160
YANKEE BONDS                                  0         30,511,243                0     30,511,243
INVESTMENT COMPANIES                 37,995,752                  0                0     37,995,752
                                    -----------       ------------      -----------   ------------
                                     44,485,681        833,100,960       14,424,305    892,010,946
                                    -----------       ------------      -----------   ------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                             CORPORATE
                                             BONDS AND
                                               NOTES        LOANS         TOTAL
                                            ----------   -----------   -----------
Balance as of April 30, 2010                $  817,002   $13,198,721   $14,015,723
   Realized gains or losses                   (962,719)            0      (962,719)
   Change in unrealized gains or losses      1,025,056        19,628     1,044,684
   Amortization                                    157             0           157
   Net purchases (sales)                      (879,496)    1,205,956       326,460
   Transfers in and/or out of Level 3                0             0             0
                                            ----------   -----------   -----------
Balance as of July 31, 2010                          0    14,424,305    14,424,305
                                            ----------   -----------   -----------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at July 31, 2010
                                            $        0   $   (69,193)  $   (69,193)
                                            ----------   -----------   -----------

DERIVATIVE TRANSACTIONS

During the three months ended July 31, 2010, the Fund entered into credit default contracts for speculative purposes.

As of July 31, 2010 the Fund did not have any open credit default swaps but had an average notional balance of $1,494,396 during the three months ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Advantage Income
                                        Opportunities Fund


                                        By: /s/ Karla M. Rabusch
                                            ------------------------------------
                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Advantage Income
                                        Opportunities Fund


                                        By: /s/ Karla M. Rabusch
                                            ------------------------------------
                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010


                                        By: /s/ Kasey Phillips
                                            ------------------------------------
                                            Kasey Phillips
                                            Treasurer

                                        Date: September 28, 2010